Net Loss Per Share - Schedule of computation of basic and dilutive net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss	$ (26,258)	$ (25,607)			$ (203,608)	$ (54,503)	$ (61,195)	$ (87,589)
Weighted-average shares outstanding - basic	103,585,681	17,478,371			100,130,737	17,466,606	17,476,105	4,213,244
Weighted-average shares outstanding - diluted	103,585,681	17,478,371			100,130,737	17,466,606	17,476,105	4,213,244
Net income per share - basic	$ (0.25)	$ (1.47)			$ (2.03)	$ (3.12)	$ (3.5)	$ (20.79)
Net income per share - diluted	$ (0.25)	$ (1.47)	$ (1.47)	$ (3.12)	$ (2.03)	$ (3.12)	(3.5)	(20.79)
Net loss per share attributable to common stockholders, Basic							(3.5)	(20.79)
Net loss per share attributable to common stockholders, diluted							$ (3.5)	$ (20.79)